OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER LONG-TERM LIABILITIES.
Schedule of other long-term liabilities

December 31,	2015	2014
(millions of Canadian dollars)
Regulatory liabilities (Note 5)	787	802
Derivative liabilities (Note 24)	3,950	2,078
Pension and OPEB liabilities (Note 26)	517	584
Asset retirement obligations (Note 19)	189	132
Environmental liabilities	89	70
Other	524	375
	6,056	4,041